COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12: -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Liens and guarantees:

As of December 31, 2025, the Company has provided bank guarantees in respect of    performance obligation to customers in an aggregate amount of approximately $ 6,375, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $ 525.

b.	Litigations:

On November 2, 2021 two founders of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot (the “plaintiffs”), alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. $ 834. Allot filed its defense statement refuting all claims and denying any breach and obligation to compensate. On March 6, 2023 the Company signed a settlement agreement with the plaintiffs in which the Company agreed to pay the plaintiffs a total amount of $ 260.  The plaintiffs waived all claims. The potential liability is that the remaining minority former Netonomy shareholders may file a similar claim.

There are currently no ongoing legal proceedings with any of these minority shareholders.